Shareholders' Equity - Summary of Issued Share Capital and Reserves Attributable to Shareholders (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value	€ 321	€ 320
Share premium	7,033	7,160	€ 7,213	€ 7,487
Total share capital	321	320	323
Treasury shares	(273)	(181)	(281)
Revaluation reserves	6,442	7,480
Other reserves	325	(553)	456	149
Group equity	26,372	24,661	24,433	€ 22,531
Shareholders of Aegon NV [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value	321	320	323
Share premium	7,033	7,160	7,213
Total share capital	7,354	7,480	7,536
Retained earnings	12,166	10,327	10,655
Treasury shares	(273)	(181)	(281)
Total retained earnings	11,892	10,145	10,374
Revaluation reserves	6,442	7,480	5,873
Remeasurement of defined benefit plans	(2,199)	(2,534)	(2,397)
Other reserves	325	(553)	456
Group equity	€ 23,813	€ 22,018	€ 21,842